CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 28, 2019	Dec. 29, 2018	Oct. 31, 2018	Dec. 30, 2017
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, authorized (in shares)	600,000,000	600,000,000	200,000,000	600,000,000
Common stock, outstanding (in shares)	85,775,000	84,196,000		81,535,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Preferred stock, authorized (in shares)	30,000,000	30,000,000		30,000,000
Preferred stock, issued (in shares)	0	0		0
Preferred stock, outstanding (in shares)	0	0		0